Label		Element	Value
(Optimum Large Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Optimum Large Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 75,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	86.00%
Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index. As of June 30, 2015, the Russell 1000 Growth Index had a market capitalization range between $1.8 billion and $722.7 billion. The market capitalization range for this index will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible to common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price) and Fred Alger Management, Inc. (Alger) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

In managing its portion of the Fund's assets, T. Rowe Price normally invests in common stocks of a diversified group of growth companies . While it may invest in companies of any market capitalization T. Rowe Price generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and ability to expand even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price. T. Rowe Price's portion of the Fund may at times invest significantly in technology stocks.

In pursuing its investment strategy, T. Rowe Price has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that T. Rowe Price believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In managing its portion of the Fund's assets, Alger invests primarily in growth stocks. Alger believes that issuers of growth stocks tend to fall into one of two categories:

  High unit volume growth

Vital, creative companies, which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

  Positive life cycle change

Companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

In implementing this philosophy, Alger places a heavy emphasis on original, in-depth analysis. Accordingly, Alger currently employs a team of more than 25 analysts. Analysts are sector specialists with broad responsibility to cover fundamental trends across the capitalization spectrum of their industries. The analyst team is composed of experienced analysts, who have years of experience analyzing the same industries and following the same companies as well as junior analysts supporting Alger's research, financial modeling, and analytical process. The portfolio manager may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large capitalization risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Investment style risk – growth investment — The sub-advisors primarily use a particular style or set of styles — in this case "growth" styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Optimum Large Cap Growth Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 6.72%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 17.32% for the quarter ended June 30, 2009, and its lowest quarterly return was -24.54% for the quarter ended Dec. 31, 2008.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Applicable sales charges are reflected in the average annual return table below.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	optimummutualfunds.com
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 914-0278
(Optimum Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%
(Optimum Large Cap Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.37%
Fee waivers and expense reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	981
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,279
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,124
1 Year		rr_AverageAnnualReturnYear01	4.56%
5 Years		rr_AverageAnnualReturnYear05	13.33%
10 Years		rr_AverageAnnualReturnYear10	6.59%
(Optimum Large Cap Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.12%
Fee waivers and expense reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,449
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,449
1 Year		rr_AverageAnnualReturnYear01	9.16%
5 Years		rr_AverageAnnualReturnYear05	13.90%
10 Years		rr_AverageAnnualReturnYear10	6.52%
(Optimum Large Cap Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	614
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,360
Annual Return 2005		rr_AnnualReturn2005	6.43%
Annual Return 2006		rr_AnnualReturn2006	9.27%
Annual Return 2007		rr_AnnualReturn2007	11.19%
Annual Return 2008		rr_AnnualReturn2008	(43.35%)
Annual Return 2009		rr_AnnualReturn2009	40.74%
Annual Return 2010		rr_AnnualReturn2010	15.75%
Annual Return 2011		rr_AnnualReturn2011	(1.49%)
Annual Return 2012		rr_AnnualReturn2012	16.09%
Annual Return 2013		rr_AnnualReturn2013	36.99%
Annual Return 2014		rr_AnnualReturn2014	11.20%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 6.72%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.72%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.32% for the quarter ended June 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.32%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was -24.54% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.54%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	11.20%
5 Years		rr_AverageAnnualReturnYear05	15.06%
10 Years		rr_AverageAnnualReturnYear10	7.59%
(Optimum Large Cap Growth Fund) | Institutional Class | return after taxes on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.60%
5 Years		rr_AverageAnnualReturnYear05	13.66%
10 Years		rr_AverageAnnualReturnYear10	6.85%
(Optimum Large Cap Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.06%
5 Years		rr_AverageAnnualReturnYear05	11.81%
10 Years		rr_AverageAnnualReturnYear10	6.01%
(Optimum Large Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What are the Fund's investment objectives?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Optimum Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 75,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index. As of June 30, 2015, the Russell 1000 Value Index had a market capitalization range between $1.6 billion and $358.2 billion. The market capitalization range for this index will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American Depositary Receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon), to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

MFS focuses on investing the Fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

In managing its portion of the Fund's assets, Herndon combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that it believes to have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. Herndon seeks to construct a portfolio that it believes has favorable characteristics relative to the Russell 1000 Index, including higher quality, higher dividend growth rates, lower valuation, stronger earnings growth, and lower volatility. To manage risk, Herndon seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large capitalization risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Investment style risk — value investment — The sub-advisors primarily use a particular style or set of styles — in this case "value" styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Optimum Large Cap Value Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 0.63%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 17.54% for the quarter ended June 30, 2009, and its lowest quarterly return was -22.07% for the quarter ended Dec. 31, 2008.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Applicable sales charges are reflected in the average annual return table below.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	optimummutualfunds.com
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 914-0278
(Optimum Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
(Optimum Large Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.33%
Fee waivers and expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,084
1 Year		rr_AverageAnnualReturnYear01	(0.75%)
5 Years		rr_AverageAnnualReturnYear05	11.22%
10 Years		rr_AverageAnnualReturnYear10	5.77%
(Optimum Large Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.08%
Fee waivers and expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 311
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,410
1 Year		rr_AverageAnnualReturnYear01	3.45%
5 Years		rr_AverageAnnualReturnYear05	11.80%
10 Years		rr_AverageAnnualReturnYear10	5.70%
(Optimum Large Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.08%
Fee waivers and expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,317
Annual Return 2005		rr_AnnualReturn2005	5.81%
Annual Return 2006		rr_AnnualReturn2006	19.05%
Annual Return 2007		rr_AnnualReturn2007	4.63%
Annual Return 2008		rr_AnnualReturn2008	(37.26%)
Annual Return 2009		rr_AnnualReturn2009	26.85%
Annual Return 2010		rr_AnnualReturn2010	12.82%
Annual Return 2011		rr_AnnualReturn2011	(0.12%)
Annual Return 2012		rr_AnnualReturn2012	16.37%
Annual Return 2013		rr_AnnualReturn2013	32.52%
Annual Return 2014		rr_AnnualReturn2014	5.58%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 0.63%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.63%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.54% for the quarter ended June 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.54%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was -22.07% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.07%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	5.58%
5 Years		rr_AverageAnnualReturnYear05	12.91%
10 Years		rr_AverageAnnualReturnYear10	6.77%
(Optimum Large Cap Value Fund) | Institutional Class | return after taxes on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.25%
5 Years		rr_AverageAnnualReturnYear05	12.57%
10 Years		rr_AverageAnnualReturnYear10	6.27%
(Optimum Large Cap Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.42%
5 Years		rr_AverageAnnualReturnYear05	10.34%
10 Years		rr_AverageAnnualReturnYear10	5.46%
(Optimum Small-Mid Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Optimum Small-Mid Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 75,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. As of June 30, 2015, the Russell 2000 Growth Index had a market capitalization range between $64.4 million and $4.7 billion, and the Russell Midcap Growth Index had a market capitalization range between $1.8 billion and $28.1 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-market-capitalization companies, as applicable, for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American Depositary Receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected Columbia Wanger Asset Management, LLC (Columbia WAM) and Wellington Management Company LLP (Wellington Management) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

In managing its portion of the Fund's assets, Columbia WAM typically looks for companies with a strong business franchise that offers growth potential, products and services that give the company a competitive advantage, and/or a stock price that Columbia WAM believes is reasonable relative to the assets and earnings power of the company. Columbia WAM may identify what it believes are important economic, social, or technological trends and try to identify companies it thinks will benefit from these trends. Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM compares growth potential, financial strength, and fundamental value among companies.

In managing its portion of the Fund's assets, Wellington Management seeks to invest in stocks of rapidly growing companies, adding value through bottom-up, fundamental security selection decisions. The investment process consists of three phases: defining a universe, selecting individual stocks, and executing a portfolio strategy. Throughout this process, Wellington Management identifies both emerging and re-emerging growth companies. They generally look for companies that exhibit some or all of the following fundamental characteristics: sustainable revenue growth, superior market position, positive financial trends, and high quality management. A stock is purchased when it is considered to be undervalued relative to their fundamental outlook for the company. This valuation methodology focuses on a number of metrics, including absolute and relative forward price-to-earnings multiples, enterprise value/earnings before interest, taxes, depreciation and amortization (EBITDA), price-to-sales ratio, and the present value of future cash flows. The most compelling purchase candidates look attractive through several of these valuation metrics.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Investment style risk – growth investment — The sub-advisors primarily use a particular style or set of styles — in this case "growth" styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Optimum Small-Mid Cap Growth Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 5.81%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 22.05% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -28.14% for the quarter ended Dec. 31, 2008.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Applicable sales charges are reflected in the average annual return table below.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	optimummutualfunds.com
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 914-0278
(Optimum Small-Mid Cap Growth Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.05%
5 Years		rr_AverageAnnualReturnYear05	17.27%
10 Years		rr_AverageAnnualReturnYear10	9.37%
(Optimum Small-Mid Cap Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	1.10%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.77%
Fee waivers and expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 727
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,084
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,463
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,525
1 Year		rr_AverageAnnualReturnYear01	(2.20%)
5 Years		rr_AverageAnnualReturnYear05	12.57%
10 Years		rr_AverageAnnualReturnYear10	4.97%
(Optimum Small-Mid Cap Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	1.10%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.52%
Fee waivers and expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	2.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 337
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	767
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,842
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	237
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,324
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,842
1 Year		rr_AverageAnnualReturnYear01	2.15%
5 Years		rr_AverageAnnualReturnYear05	13.14%
10 Years		rr_AverageAnnualReturnYear10	4.89%
(Optimum Small-Mid Cap Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	1.10%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.52%
Fee waivers and expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	463
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	812
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,797
Annual Return 2005		rr_AnnualReturn2005	5.79%
Annual Return 2006		rr_AnnualReturn2006	8.57%
Annual Return 2007		rr_AnnualReturn2007	5.36%
Annual Return 2008		rr_AnnualReturn2008	(44.56%)
Annual Return 2009		rr_AnnualReturn2009	36.33%
Annual Return 2010		rr_AnnualReturn2010	22.13%
Annual Return 2011		rr_AnnualReturn2011	(5.08%)
Annual Return 2012		rr_AnnualReturn2012	17.17%
Annual Return 2013		rr_AnnualReturn2013	37.85%
Annual Return 2014		rr_AnnualReturn2014	4.14%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 5.81%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.81%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 22.05% for the quarter ended Sept. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.05%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was -28.14% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(28.14%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	4.14%
5 Years		rr_AverageAnnualReturnYear05	14.29%
10 Years		rr_AverageAnnualReturnYear10	5.96%
(Optimum Small-Mid Cap Growth Fund) | Institutional Class | return after taxes on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	1.70%
5 Years		rr_AverageAnnualReturnYear05	12.85%
10 Years		rr_AverageAnnualReturnYear10	5.18%
(Optimum Small-Mid Cap Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.92%
5 Years		rr_AverageAnnualReturnYear05	11.36%
10 Years		rr_AverageAnnualReturnYear10	4.74%
(Optimum Small-Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Optimum Small-Mid Cap Value Fund seeks long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 75,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Value Index. As of June 30, 2015, the Russell 2000 Value Index had a market capitalization range between $87.6 million and $4.4 billion, and the Russell Midcap Value Index had a market capitalization range between $1.6 billion and $27.5 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-capitalization companies, as applicable, for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American Depositary Receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected The Delafield Group, a division of Tocqueville Asset Management L.P. (The Delafield Group of Tocqueville or Tocqueville), The Killen Group, Inc. (Killen), and Westwood Management Corp. (Westwood) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, The Delafield Group of Tocqueville considers factors including the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-advisor's analysis, the sub-advisor may invest in financially troubled companies if the sub-advisor believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off-the-balance sheet values. The Delafield Group of Tocqueville intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.

In managing its portion of the Fund's assets, Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced internally by Killen's own staff. Killen seeks to buy securities that it believes to be undervalued and that offer the potential for long-term capital gains. Generally, the sub-advisor's average holding period for securities is three to four years. Killen will typically hold approximately 40 stocks in its portion of the Fund's assets.

In managing its portion of the Fund's assets, Westwood utilizes a value style of investing in choosing common stocks that it believes have limited downside risk and it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment may include, but are not limited to, strong free cash flow; an improving return on equity; a declining debt/equity ratio; and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood also has disciplines in place that generally serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Investment style risk — value investment — The sub-advisors primarily use a particular style or set of styles — in this case "value" styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Optimum Small-Mid Cap Value Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 1.56%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 25.21% for the quarter ended June 30, 2009, and its lowest quarterly return was -32.87% for the quarter ended Dec. 31, 2008.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Applicable sales charges are reflected in the average annual return table below.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	optimummutualfunds.com
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 914-0278
(Optimum Small-Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.11%
5 Years		rr_AverageAnnualReturnYear05	15.48%
10 Years		rr_AverageAnnualReturnYear10	7.91%
(Optimum Small-Mid Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	1.01%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.68%
Fee waivers and expense reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 721
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,059
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,421
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,435
1 Year		rr_AverageAnnualReturnYear01	(6.80%)
5 Years		rr_AverageAnnualReturnYear05	11.89%
10 Years		rr_AverageAnnualReturnYear10	4.89%
(Optimum Small-Mid Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	1.01%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.43%
Fee waivers and expense reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,281
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,754
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,281
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,754
1 Year		rr_AverageAnnualReturnYear01	(2.72%)
5 Years		rr_AverageAnnualReturnYear05	12.44%
10 Years		rr_AverageAnnualReturnYear10	4.80%
(Optimum Small-Mid Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	1.01%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.43%
Fee waivers and expense reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,699
Annual Return 2005		rr_AnnualReturn2005	7.97%
Annual Return 2006		rr_AnnualReturn2006	10.09%
Annual Return 2007		rr_AnnualReturn2007	(7.29%)
Annual Return 2008		rr_AnnualReturn2008	(39.74%)
Annual Return 2009		rr_AnnualReturn2009	40.81%
Annual Return 2010		rr_AnnualReturn2010	25.42%
Annual Return 2011		rr_AnnualReturn2011	(2.45%)
Annual Return 2012		rr_AnnualReturn2012	17.10%
Annual Return 2013		rr_AnnualReturn2013	33.08%
Annual Return 2014		rr_AnnualReturn2014	(0.86%)
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 1.56%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.56%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 25.21% for the quarter ended June 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.21%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was -32.87% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(32.87%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(0.86%)
5 Years		rr_AverageAnnualReturnYear05	13.58%
10 Years		rr_AverageAnnualReturnYear10	5.86%
(Optimum Small-Mid Cap Value Fund) | Institutional Class | return after taxes on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(2.62%)
5 Years		rr_AverageAnnualReturnYear05	12.42%
10 Years		rr_AverageAnnualReturnYear10	4.93%
(Optimum Small-Mid Cap Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.96%
5 Years		rr_AverageAnnualReturnYear05	10.89%
10 Years		rr_AverageAnnualReturnYear10	4.68%
(Optimum International Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What are the Fund's investment objectives?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Optimum International Fund seeks long-term growth of capital. The Fund may also seek income.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 75,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	117.00%
Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected EARNEST Partners LLC (EARNEST) and Acadian Asset Management LLC (Acadian) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

In managing its portion of the Fund's assets, EARNEST normally employs a fundamental, bottom-up investment process. The first step in EARNEST's investment process is to screen the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. Using an approach called Return Pattern Recognition, EARNEST seeks to identify the financial and market characteristics that have been in place when an individual company has produced outstanding performance. These characteristics include valuation measures, market trends, operating trends, growth measures, and profitability measures. EARNEST screens companies and selects for an in-depth fundamental review those exhibiting the set of characteristics that it believes indicate outperformance. The screening process allows EARNEST to review the relevant universe of companies and focus on those it considers the best prospects.

In managing its portion of the Fund's assets, Acadian utilizes a disciplined quantitative strategy to actively invest in non-U.S. developed and emerging markets equity strategies. All stocks in the non-U.S. equity universe are evaluated across multiple quantitative factors. Acadian's quantitative investment process builds portfolios from the bottom up, using proprietary valuation models that measure approximately 20 stock factors, focusing on those that have proven most effective in predicting returns. The result is a rating of all securities in the Acadian database in terms of each stock's expected return. A portfolio optimization program is used to balance the expected return on the stocks with factors such as company, country, or industry weightings of the Fund's benchmark index; desired level of risk; estimated transaction costs; available liquidity; and other requirements.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Optimum International Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 2.79%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 25.09% for the quarter ended June 30, 2009, and its lowest quarterly return was -19.66% for the quarter ended Dec. 31, 2008.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Applicable sales charges are reflected in the average annual return table below.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	optimummutualfunds.com
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 914-0278
(Optimum International Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.48%)
5 Years		rr_AverageAnnualReturnYear05	5.81%
10 Years		rr_AverageAnnualReturnYear10	4.91%
(Optimum International Fund) | MSCI EAFE Index (net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
(Optimum International Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.47%
Fee waivers and expense reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 716
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,013
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,332
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,231
1 Year		rr_AverageAnnualReturnYear01	(13.93%)
5 Years		rr_AverageAnnualReturnYear05	2.32%
10 Years		rr_AverageAnnualReturnYear10	2.53%
(Optimum International Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.22%
Fee waivers and expense reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 325
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,554
1 Year		rr_AverageAnnualReturnYear01	(10.27%)
5 Years		rr_AverageAnnualReturnYear05	2.85%
10 Years		rr_AverageAnnualReturnYear10	2.45%
(Optimum International Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.22%
Fee waivers and expense reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,477
Annual Return 2005		rr_AnnualReturn2005	11.79%
Annual Return 2006		rr_AnnualReturn2006	29.54%
Annual Return 2007		rr_AnnualReturn2007	9.10%
Annual Return 2008		rr_AnnualReturn2008	(42.82%)
Annual Return 2009		rr_AnnualReturn2009	28.84%
Annual Return 2010		rr_AnnualReturn2010	7.21%
Annual Return 2011		rr_AnnualReturn2011	(9.52%)
Annual Return 2012		rr_AnnualReturn2012	12.56%
Annual Return 2013		rr_AnnualReturn2013	21.05%
Annual Return 2014		rr_AnnualReturn2014	(8.47%)
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 2.79%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.79%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 25.09% for the quarter ended June 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.09%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was -19.66% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.66%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(8.47%)
5 Years		rr_AverageAnnualReturnYear05	3.88%
10 Years		rr_AverageAnnualReturnYear10	3.48%
(Optimum International Fund) | Institutional Class | return after taxes on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(8.70%)
5 Years		rr_AverageAnnualReturnYear05	3.54%
10 Years		rr_AverageAnnualReturnYear10	2.87%
(Optimum International Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(4.49%)
5 Years		rr_AverageAnnualReturnYear05	3.09%
10 Years		rr_AverageAnnualReturnYear10	2.96%
(Optimum Fixed Income Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What are the Fund's investment objectives?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Optimum Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 482% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	482.00%
Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment grade fixed income securities (that is, those rated BBB- or higher by Standard & Poor's Financial Services LLC (S&P), Baa3 or higher by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or, if unrated, those determined by Delaware Management Company (Manager) or a sub-advisor to be of comparable quality).

The Fund may also invest in high yield securities (commonly known as junk bonds) rated lower than BBB- by S&P, lower than Baa3 by Moody's, or similarly rated by another NRSRO, or, if unrated, determined by the Manager or the sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The Fund may also invest in bank loans and other floating-rate securities, preferred stocks, and structured product securities. In keeping with the Fund's investment objective, the Fund may also invest in futures, options, credit default swaps, and other derivatives instruments. The Fund may purchase individual securities of any maturity.

The Manager has selected Pacific Investment Management Company LLC ("PIMCO") to serve as the Fund's sub-advisor. The sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager also is responsible for the day-to-day investment management of a portion of the Fund's assets. Within their respective portions of Fund assets, both the Manager and PIMCO each manage an intermediate-term fixed income strategy. In addition, the Manager invests a portion of the Fund's assets in its diversified floating-rate strategy, and PIMCO manages a portion of its Fund assets in its low duration strategy. The Manager may change the allocation between the Manager and sub-advisor and the various strategies noted herein at any time. The relative values of the Manager's and sub-advisor's share of the Fund's assets also may change over time. The Manager and the sub-advisor each select investments for their respective portions of the Fund based on their own investment style and strategy as described below.

In managing its intermediate-term portion of the Fund's assets, the Manager allocates investments principally among the following four sectors of the fixed income securities market: (1) the U.S. investment grade sector; (2) the U.S. high yield sector; (3) the international developed markets sector; and (4) the emerging markets sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its diversified floating-rate portion of the Fund's assets, the Manager principally invests in a diversified group of floating-rate securities, including but not limited to, investment-grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, and securities of foreign issuers in both developed and emerging markets. These floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and / or is reset on predetermined dates (such as the last day of a month or calendar quarter). Derivatives instruments may also be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. Currently, the average duration of the Manager's diversified floating-rate portion of the Fund will generally not exceed one year. The average duration for the Manager's diversified floating-rate strategy will normally be lower than the Manager's intermediate-term strategy.

In selecting securities for both its intermediate-term and low duration portions of the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

Although PIMCO utilizes the above investment philosophy and process across all of the assets it manages for the Fund, the low duration portion of the assets that PIMCO manages will normally have a lower average duration than its intermediate-term portion of the Fund. Currently, PIMCO's low duration portion of its Fund assets has an average duration which ranges from one to three years based on PIMCO's forecast for interest rates.

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The shorter a security's duration, the less sensitive it will be to changes in interest rates.

In response to market, economic, political, or other conditions, the Manager or the sub-advisor may temporarily use a different investment strategy for defensive purposes. If the Manager or the sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Optimum Fixed Income Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 0.11%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 9.87% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.03% for the quarter ended Dec. 31, 2008.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Applicable sales charges are reflected in the average annual return table below.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	optimummutualfunds.com
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 914-0278
(Optimum Fixed Income Fund) | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
(Optimum Fixed Income Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.17%
Fee waivers and expense reimbursements	[7]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 564
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,065
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,806
1 Year		rr_AverageAnnualReturnYear01	(0.43%)
5 Years		rr_AverageAnnualReturnYear05	3.74%
10 Years		rr_AverageAnnualReturnYear10	4.42%
(Optimum Fixed Income Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.92%
Fee waivers and expense reimbursements	[7]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 295
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,037
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,243
1 Year		rr_AverageAnnualReturnYear01	2.47%
5 Years		rr_AverageAnnualReturnYear05	4.02%
10 Years		rr_AverageAnnualReturnYear10	4.21%
(Optimum Fixed Income Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.92%
Fee waivers and expense reimbursements	[7]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waivers and expense reimbursements		rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,131
Annual Return 2005		rr_AnnualReturn2005	1.00%
Annual Return 2006		rr_AnnualReturn2006	5.84%
Annual Return 2007		rr_AnnualReturn2007	6.02%
Annual Return 2008		rr_AnnualReturn2008	(8.48%)
Annual Return 2009		rr_AnnualReturn2009	25.87%
Annual Return 2010		rr_AnnualReturn2010	9.70%
Annual Return 2011		rr_AnnualReturn2011	7.11%
Annual Return 2012		rr_AnnualReturn2012	7.04%
Annual Return 2013		rr_AnnualReturn2013	(2.72%)
Annual Return 2014		rr_AnnualReturn2014	4.62%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Institutional Class shares had a calendar year-to-date return of 0.11%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.11%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 9.87% for the quarter ended Sept. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	9.87%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.03% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.03%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	4.62%
5 Years		rr_AverageAnnualReturnYear05	5.06%
10 Years		rr_AverageAnnualReturnYear10	5.27%
(Optimum Fixed Income Fund) | Institutional Class | return after taxes on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	3.49%
5 Years		rr_AverageAnnualReturnYear05	3.71%
10 Years		rr_AverageAnnualReturnYear10	3.62%
(Optimum Fixed Income Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.61%
5 Years		rr_AverageAnnualReturnYear05	3.44%
10 Years		rr_AverageAnnualReturnYear10	3.48%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.09% of the Fund's average daily net assets from July 29, 2015 through July 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund's average daily net assets from July 29, 2015 through July 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.34% of the Fund's average daily net assets from July 29, 2015 through July 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.27% of the Fund's average daily net assets from July 29, 2015 through July 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.25% of the Fund's average daily net assets from July 29, 2015 through July 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[7]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund's average daily net assets from July 29, 2015 through July 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.